ANCORA TRUST

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

May 5, 2009

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Ancora Trust

File Nos.

333-108196

811-21418

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective April 29, 2009 do not differ from those filed in the Post-Effective Amendment No. 7, which was filed electronically April 27, 2009.

Sincerely,

/S/Richard A. Barone

Richard A. Barone

Chairman